Cash and Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2017
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the balance sheet that sum to the total of the same such amounts shown in the statement of cash flows:

	June 30, 2017	December 31, 2016
Cash and cash equivalents	6,397	12,858
Restricted cash	1,550	1,550
Restricted cash, non-current	1,250	1,500
Total cash and cash equivalents and restricted cash shown in the statement of cash flows	9,197	15,908